RELATED-PARTY TRANSACTIONS - Additional Information (Details) - aircraft	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Maximum term of equity instruments granted	8 years
Breeze
Disclosure of transactions between related parties [line items]
Sublease arrangement, number of aircrafts		3
Sublease arrangement, related party transaction, shareholders approval rate		97.00%